Commitments and Contingencies - Lease Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	$ 12,437		$ 14,928
Variable lease costs	1,292		904
Sublease Income	0		(368)
Total lease costs	13,729		15,464
Operating lease right-of-use assets	71,174	[1]	75,010
Operating lease right-of-use assets obtained in exchange for lease obligations, non-cash	4,016		26,553
Operating cash outflows from operating leases	$ 13,545		$ 16,874
Weighted-average remaining lease term on operating leases	7 years 9 months 18 days	[2]	8 years 10 months 24 days
Weighted-average discount rate on operating leases	2.30%	[3]	2.40%
Right-of-use asset, balance sheet location	Other assets		Other assets
Operating lease liability, balance sheet location	Accounts payable, accrued expenses and other		Accounts payable, accrued expenses and other
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2023	$ 13,671
2024	13,642
2025	12,303
2026	12,089
2027	10,953
2028 to 2038	24,005
Discount	(6,738)
Total discounted operating lease liabilities	79,925	[4]	$ 85,462
Lease commitments for leases not yet commenced	$ 4,000
Leases not yet commenced, term of contract	8 years

[1]	Included in Other assets in the Consolidated Balance Sheets
[2]	Weighted-average remaining lease term is calculated on the basis of the remaining lease term and the lease liability balance for each lease as of the reporting date
[3]	Weighted-average discount rate is calculated on the basis of the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date and the remaining balance of the lease payments for each lease as of the reporting date
[4]	Included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheets